UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               --------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ------------------
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:      TCG Holdings, L.L.C.
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Address:   c/o The Carlyle Group
          ------------------------------
           1001 Pennsylvania Avenue, NW
          ------------------------------
           Suite 220 S.
          ------------------------------
           Washington, DC  20004-2505
          ------------------------------

Form 13F File Number:  28- 12410
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David M. Rubenstein
         ---------------------
Title:    Managing Director
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Phone:    202-729-5626
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Signature, Place, and Date of Signing:
/s/ R. Rainey Hoffman as Attorney-        Washington, DC       August 15, 2011
in-Fact for David M. Rubenstein*        ------------------   -------------------
----------------------------------          City, State              Date
           Signature
*Signed pursuant to a Power Of Attorney dated February 11, 2011, included as an exhibit to this Form 13F-HR filed with the Securities and Exchange Commission by TCG Holdings, L.L.C.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE
 Form 13F File Number            Name

 28--------------------       ------------------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ----------------

Form 13F Information Table Entry Total:     10
                                            ----------------

Form 13F Information Table Value Total:     $3,523,396
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                                               (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.    Form 13F File Number    Name
1      28-12429                Carlyle Investment Management L.L.C.
----      ----------           -----------------------------------------

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

                          FORM 13-F INFORMATION TABLE

     COLUMN 1          COLUMN 2     COLUMN 3   COLUMN 4             COLUMN 5            COLUMN 6    COLUMN 7        COLUMN 8
-----------------     ----------   ---------- ----------    ------------------------   ----------  ----------   --------------------
                                                VALUE       SHRS OR     SH/     PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER         TITLE OF       CUSIP    (x$1000)     PRN AMT     PRN     CALL   DISCRETION   MANAGERS    SOLE     SHARED NONE
                        CLASS
Abitibibowater Inc                  003687209   $464        22,838      SH       --    Shared-         1                 22,838
                         Com                                                           Defined
BankUnited  Inc                     06652K103   $163,300    6,152,974   SH       --    Shared-         1                 6,152,974
                         Com                                                           Defined
Charter Communications              16117M305   $189        3,492       SH       --    Shared-         1                 3,492
Inc D                    Cl A                                                          Defined
Fairpoint Communications            305560302   $315        34,202      SH       --    Shared-         1                 34,202
Inc                      Com                                                           Defined
Hertz Global Holdings    Com        42805T105   $862,325    54,302,586  SH       --    Shared-         1                 54,302,586
Inc                                                                                    Defined
Kinder Morgan Inc Del    Com        49456B101   $1,710,801  59,547,572  SH       --    Shared-         1                 59,547,572
                                                                                       Defined
Lear Corp                Com        521865204   $5,921      110,719     SH       --    Shared-         1                 110,719
                                                                                       Defined
SPDR Series Trust        S&P        78464A888   $271        15,000      SH       --    Shared-         1                 15,000
                         Homebuild                                                     Defined
SS&C Technologies Hldgs  Com        78467J100   $704,785    35,469,799  SH       --    Shared-         1                 35,469,799
Inc                                                                                    Defined
Triumph Group Inc        Com        896818101   $75,025     1,506,840   SH       --    Shared-         1                 1,506,840
                                                                                       Defined

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


                                LIST OF EXHIBITS


EXHIBIT NO.           DESCRIPTION
-----------           ------------

    99                Power of Attorney


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